CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Sep. 27, 2013 USD ($)	Sep. 27, 2013 CHF	Sep. 28, 2012 USD ($)	Sep. 28, 2012 CHF
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 82		$ 61
Common shares, par value (in CHF per share)		0.50		6.70
Common shares - shares authorized	825,222,070	825,222,070	825,222,070	825,222,070
Common shares - shares issued	486,363,050	486,363,050	486,363,050	486,363,050
Common shares held in treasury, shares	22,902,706	22,902,706	24,174,397	24,174,397